TABLE OF CONTENTS

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

MONEY MARKET SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
GROWTH SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
MULTI-SECTOR FIXED INCOME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
BALANCED SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
REAL ESTATE SUBACCOUNT
   Statement of Assets and Liabilities.......    2
   Statement of Operations...................    4
   Statement of Changes in Net Assets........    6
STRATEGIC THEME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ABERDEEN NEW ASIA SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ENHANCED INDEX SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
ENGEMANN NIFTY FIFTY SUBACCOUNT
   Statement of Assets and Liabilities.....      2
   Statement of Operations.................      4
   Statement of Changes in Net Assets......      7
SENECA MID-CAP GROWTH SUBACCOUNT
   Statement of Assets and Liabilities.....      2
   Statement of Operations.................      4
   Statement of Changes in Net Assets......      7
GROWTH AND INCOME SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
VALUE EQUITY SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
SCHAFER MID-CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
WANGER U.S. SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
TEMPLETON ASSET ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
NOTES TO FINANCIAL STATEMENTS..............     10

                                        This annual report for the PHOENIX HOME
                                   LIFE VARIABLE UNIVERSAL LIFE ACCOUNT for the
                                    period ended December 31, 1998 contains the
                                  financial statements for the Account's single
                                      premium variable universal life policies.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

                                                                                                                  MULTI-SECTOR
                                                                            MONEY MARKET          GROWTH          FIXED INCOME
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $ 8,387,854        $ 3,541,375        $   314,905
                                                                             ===========        ===========        ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $ 8,387,854        $ 3,946,875        $   303,537
                                                                             -----------        -----------        -----------
      Total assets....................................................         8,387,854          3,946,875            303,537
LIABILITIES
   Accrued expenses to related party..................................             3,073              1,886                176
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $ 8,384,781        $ 3,944,989        $   303,361
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................         5,600,044            728,068            138,658
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.497271        $  5.418439        $  2.187825
                                                                             ===========        ===========        ===========

                                                                             STRATEGIC
                                                                             ALLOCATION        INTERNATIONAL        BALANCED
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   621,666        $   996,726        $   554,526
                                                                             ===========        ===========        ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   653,879        $   911,849        $   594,602
                                                                             -----------        -----------        -----------
      Total assets....................................................           653,879            911,849            594,602
LIABILITIES
   Accrued expenses to related party..................................               340                533                319
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $   653,539        $   911,316        $   594,283
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................           195,987            396,457            283,637
                                                                             ===========        ===========        ===========
Unit value............................................................       $  3.334592        $  2.298658        $  2.095220
                                                                             ===========        ===========        ===========

                                                                                                                    ABERDEEN
                                                                            REAL ESTATE       STRATEGIC THEME       NEW ASIA
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   229,334        $    37,854        $     9,719
                                                                             ===========        ===========        ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   200,269        $    43,556        $     9,514
                                                                             -----------        -----------        -----------
      Total assets....................................................           200,269             43,556              9,514
LIABILITIES
   Accrued expenses to related party..................................                62                 24                  6
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $   200,207        $    43,532        $     9,508
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................           162,035             26,106             14,964
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.235584        $  1.667556        $  0.635389
                                                                             ===========        ===========        ===========

                                                                                                                     SENECA
                                                                              ENHANCED           ENGEMANN            MID-CAP
                                                                               INDEX            NIFTY FIFTY          GROWTH
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $ 1,659,146        $   129,646        $    33,941
                                                                             ===========        ===========        ===========
   Investment in the Phoenix Edge Series Fund, at market..............       $ 1,790,185        $   171,315        $    40,990
                                                                             -----------        -----------        -----------
      Total assets....................................................         1,790,185            171,315             40,990
LIABILITIES
   Accrued expenses to related party..................................             1,704                191                 24
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $ 1,788,481        $   171,124        $    40,966
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................         1,284,367            144,531             35,381
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.392499        $  1.183985        $  1.157875
                                                                             ===========        ===========        ===========

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)

                                                                               GROWTH                                SCHAFER
                                                                             AND INCOME        VALUE EQUITY          MID-CAP
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   377,965        $   132,690        $    46,683
                                                                             ===========        ===========        ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   420,504        $   160,627        $    45,362
                                                                             -----------        -----------        -----------
      Total assets....................................................           420,504            160,627             45,362
LIABILITIES
   Accrued expenses to related party..................................               252                105                 18
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $   420,252        $   160,522        $    45,344
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................           367,908            150,803             53,558
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.142276        $  1.064448        $  0.846636
                                                                             ===========        ===========        ===========

                                                                               WANGER             WANGER
                                                                                U.S.           INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP           SMALL CAP      ASSET ALLOCATION
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   781,357        $   140,753        $     5,226
                                                                             ===========        ===========        ===========
   Investment in Wanger Advisors Trust, at market.....................       $   820,194        $   146,010
   Investment in Templeton Variable Products Series Fund, at market...                                                   5,385
                                                                             -----------        -----------        -----------
      Total assets....................................................           820,194        $   146,010        $     5,385
                                                                             -----------        -----------        -----------
LIABILITIES
   Accrued expenses to related party..................................               485                 88                  6
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $   819,709        $   145,922        $     5,379
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................           570,682            125,979              5,224
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.436366        $  1.158297        $  1.029701
                                                                             ===========        ===========        ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(1)
                                                                          ----------            ----------         -------------
Investment income
   Distributions....................................................      $    78,452          $       536           $     8,771
Expenses
   Mortality, expense risk and administrative charges...............           12,443                7,130                   593
                                                                          -----------          -----------           -----------
Net investment income (loss)........................................           66,009               (6,594)                8,178
                                                                          -----------          -----------           -----------
Net realized gain (loss) from share transactions....................               --               (8,303)                 (205)
Net realized gain distribution from Fund............................               --               49,993                   241
Net unrealized appreciation (depreciation) on investment............               --              413,772               (11,368)
                                                                          -----------          -----------           -----------
Net gain (loss) on investments......................................               --              455,462               (11,332)
                                                                          -----------          -----------           -----------
Net increase (decrease) in net assets resulting from operations.....      $    66,009          $   448,868           $    (3,154)
                                                                          ===========          ===========           ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
Investment income
   Distributions....................................................      $     4,098          $         0           $     4,855
Expenses
   Mortality, expense risk and administrative charges...............            1,059                1,965                   985
                                                                          -----------          -----------           -----------
Net investment income (loss)........................................            3,039               (1,965)                3,870
                                                                          -----------          -----------           -----------
Net realized gain (loss) from share transactions....................             (447)                (230)                  123
Net realized gain distribution from Fund............................           23,450              145,131                 1,942
Net unrealized depreciation on investment...........................           32,533              (83,267)               40,076
                                                                          -----------          -----------           -----------
Net gain (loss) on investments......................................           55,536               61,634                42,141
                                                                          -----------          -----------           -----------
Net increase in net assets resulting from operations................      $    58,575          $    59,669           $    46,011
                                                                          ===========          ===========           ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(2)
                                                                          ----------            ----------         -------------
Investment income
   Distributions....................................................      $     7,052          $         0           $        41
Expenses
   Mortality, expense risk and administrative charges...............              753                  114                    33
                                                                          -----------          -----------           -----------
Net investment income (loss)........................................            6,299                 (114)                    8
                                                                          -----------          -----------           -----------
Net realized gain (loss) from share transactions....................              (19)                  (2)                    4
Net realized gain distribution from Fund............................               95                2,518                    --
Net unrealized appreciation (depreciation) on investment............          (28,443)               5,767                  (205)
                                                                          -----------          -----------           -----------
Net gain (loss) on investments......................................          (28,367)               8,283                  (201)
                                                                          -----------          -----------           -----------
Net increase (decrease) in net assets resulting from operations.....     $    (22,068)         $     8,169           $      (193)
                                                                          ===========          ===========           ===========

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                          ----------          -------------        -------------
Investment income
   Distributions....................................................      $     9,949          $        68           $        34
Expenses
   Mortality, expense risk and administrative charges...............            4,123                  538                    76
                                                                          -----------          -----------           -----------
Net investment income (loss) .......................................            5,826                 (470)                  (42)
                                                                          -----------          -----------           -----------
Net realized gain (loss) from share transactions....................              148                   16                    88
Net realized gain distribution from Fund............................           72,613                   --                    --
Net unrealized appreciation (depreciation) on investment............          130,839               41,669                 7,049
                                                                          -----------          -----------           -----------
Net gain (loss) on investments......................................          203,600               41,685                 7,137
                                                                          -----------          -----------           -----------
Net increase (decrease) in net assets resulting from operations.....      $   209,426          $    41,215           $     7,095
                                                                          ===========          ===========           ===========

(1) From inception January 7, 1998 to December 31, 1998
(2) From inception February 3, 1998 to December 31, 1998
(3) From inception May 19, 1998 to December 31, 1998
(4) From inception May 29, 1998 to December 31, 1998

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                            GROWTH                VALUE               SCHAFER
                                                                          AND INCOME              EQUITY              MID-CAP
                                                                         SUBACCOUNT(5)        SUBACCOUNT(4)        SUBACCOUNT(5)
                                                                         -------------        -------------        -------------
Investment income
   Distributions....................................................      $     1,583          $       604          $       111
Expenses
   Mortality, expense risk and administrative charges...............              869                  291                  105
                                                                          -----------          -----------          -----------
Net investment gain (loss)..........................................              714                  313                    6
                                                                          -----------          -----------          -----------
Net realized gain (loss) from share transactions....................              (95)                  13                  (42)
Net unrealized appreciation (depreciation) on investment............           42,539               27,937               (1,321)
                                                                          -----------          -----------          -----------
Net gain (loss) on investments......................................           42,444               27,950               (1,363)
                                                                          -----------          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....      $    43,158          $    28,263          $    (1,357)
                                                                          ===========          ===========          ===========

                                                                            WANGER                WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP         ASSET ALLOCATION
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(6)
                                                                          ----------            ----------         -------------
Investment income
   Distributions....................................................      $     5,894          $       434          $         0
Expenses
   Mortality, expense risk and administrative charges...............            2,345                  499                    6
                                                                          -----------          -----------          -----------
Net investment income (loss)........................................            3,549                  (65)                  (6)
                                                                          -----------          -----------          -----------
Net realized gain (loss) from share transactions....................           (1,009)                (452)                  (2)
Net realized gain distribution from Fund............................               --                   --                   --
Net unrealized appreciation (depreciation) on investment............           38,082                5,321                  160
                                                                          -----------          -----------          -----------
Net gain (loss) on investments......................................           37,073                4,869                  158
                                                                          -----------          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....      $    40,622          $     4,804          $       152
                                                                          ===========          ===========          ===========






















(4) From inception May 29, 1998 to December 31, 1998
(5) From inception March 20, 1998 to December 31, 1998
(6) From inception November 9, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(1)
                                                                          ----------            ----------         -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $    66,009           $    (6,594)         $     8,178
   Net realized gain (loss).........................................               --                41,690                   36
   Net unrealized appreciation (depreciation).......................               --               413,772              (11,368)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           66,009               448,868               (3,154)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       15,815,281               757,589              174,222
   Participant transfers............................................       (7,224,775)            2,713,459              135,377
   Participant withdrawals..........................................         (651,248)              (80,004)              (3,084)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        7,939,258             3,391,044              306,515
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        8,005,267             3,839,912              303,361
NET ASSETS
   Beginning of period..............................................          379,514               105,077                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 8,384,781           $ 3,944,989          $   303,361
                                                                          ===========           ===========          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $     3,039           $    (1,965)         $     3,870
   Net realized gain (loss).........................................           23,003               144,901                2,065
   Net unrealized appreciation (depreciation).......................           32,533               (83,267)              40,076
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           58,575                59,669               46,011
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          260,731               253,492              150,590
   Participant transfers............................................          340,419               584,915              414,602
   Participant withdrawals..........................................           (8,538)              (10,947)             (19,272)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          592,612               827,460              545,920
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................          651,187               887,129              591,931
NET ASSETS
   Beginning of period..............................................            2,352                24,187                2,352
                                                                          -----------           -----------          -----------
   End of period....................................................      $   653,539           $   911,316          $   594,283
                                                                          ===========           ===========          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(2)
                                                                          ----------            ----------         -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $     6,299           $      (114)         $         8
   Net realized gain (loss).........................................               76                 2,516                    4
   Net unrealized appreciation (depreciation).......................          (28,443)                5,767                 (205)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          (22,068)                8,169                 (193)
                                                                          -----------           -----------          -----------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           79,353                14,036                3,249
   Participant transfers............................................          136,665                22,460                6,917
   Participant withdrawals..........................................          (22,346)               (1,683)                (465)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          193,672                34,813                9,701
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................          171,604                42,982                9,508
NET ASSETS
   Beginning of period..............................................           28,603                   550                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $   200,207            $   43,532          $     9,508
                                                                          ===========            ==========          ===========

(1) From inception January 7, 1998 to December 31, 1998
(2) From inception February 3, 1998 to December 31, 1998
(3) From inception May 19, 1998 to December 31, 1998
(4) From inception May 29, 1998 to December 31, 1998
(5) From inception March 20, 1998 to December 31, 1998
(6) From inception November 9, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                          ----------          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $     5,826         $        (470)        $        (42)
   Net realized gain (loss).........................................           72,761                    16                   88
   Net unrealized appreciation (depreciation).......................          130,839                41,669                7,049
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          209,426                41,215                7,095
                                                                           ----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          164,639                 2,606               16,108
   Participant transfers............................................        1,411,265               129,543               19,710
   Participant withdrawals..........................................          (20,651)               (2,240)              (1,947)
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,555,253               129,909               33,871
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,764,679               171,124               40,966
NET ASSETS
   Beginning of period..............................................           23,802                     0                    0
                                                                           ----------           -----------          -----------
   End of period....................................................       $1,788,481           $   171,124          $    40,966
                                                                           ==========           ===========          ===========

                                                                            GROWTH                                    SCHAFER
                                                                          AND INCOME           VALUE EQUITY           MID-CAP
                                                                         SUBACCOUNT(5)        SUBACCOUNT(4)        SUBACCOUNT(5)
                                                                         -------------        -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................       $      714           $       313          $         6
   Net realized gain (loss).........................................              (95)                   13                  (42)
   Net unrealized appreciation (depreciation).......................           42,539                27,937               (1,321)
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           43,158                28,263               (1,357)
                                                                           ----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           56,320                 5,470               18,608
   Participant transfers............................................          327,978               128,634               31,807
   Participant withdrawals..........................................           (7,204)               (1,845)              (3,714)
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          377,094               132,259               46,701
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets............................          420,252               160,522               45,344
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                           ----------           -----------          -----------
   End of period....................................................       $  420,252           $   160,522          $    45,344
                                                                           ==========           ===========          ===========

                                                                            WANGER               WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP         ASSET ALLOCATION
                                                                          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(6)
                                                                          ----------           ----------          -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $     3,549         $         (65)       $          (6)
   Net realized gain (loss).........................................           (1,009)                 (452)                  (2)
   Net unrealized appreciation (depreciation).......................           38,082                 5,321                  160
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           40,622                 4,804                  152
                                                                           ----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          210,511                58,889                   98
   Participant transfers............................................          574,375                83,691                5,319
   Participant withdrawals..........................................          (40,774)               (6,224)                (190)
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          744,112               136,356                5,227
                                                                           ----------           -----------          -----------
   Net increase (decrease) in net assets............................          784,734               141,160                5,379
NET ASSETS
   Beginning of period..............................................           34,975                 4,762                    0
                                                                           ----------           -----------          -----------
   End of period....................................................      $   819,709           $   145,922          $     5,379
                                                                           ==========           ===========          ===========

(1) From inception January 7, 1998 to December 31, 1998
(2) From inception February 3, 1998 to December 31, 1998
(3) From inception May 19, 1998 to December 31, 1998
(4) From inception May 29, 1998 to December 31, 1998
(5) From inception March 20, 1998 to December 31, 1998
(6) From inception November 9, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                                                                                        STRATEGIC
                                                                          MONEY MARKET              GROWTH             ALLOCATION
                                                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                           ----------             ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................        $     621              $    (44)             $    12
   Net realized gain................................................               --                10,696                  298
   Net unrealized depreciation......................................               --                (8,273)                (320)
                                                                            ---------              --------              -------
   Net increase (decrease) in net assets resulting from operations..              621                 2,379                  (10)
                                                                            ---------              --------              -------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          484,008               101,112                   10
   Participant transfers............................................          (99,972)                2,352                2,352
   Participant withdrawals..........................................           (5,143)                 (766)                  --
                                                                            ---------              --------              -------
   Net increase in net assets resulting from participant transactions         378,893               102,698                2,362
                                                                            ---------              --------              -------
   Net increase in net assets.......................................          379,514               105,077                2,352
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                            ---------              --------              -------
   End of period....................................................        $ 379,514              $105,077              $ 2,352
                                                                            =========              ========              =======

                                                                         INTERNATIONAL            BALANCED             REAL ESTATE
                                                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                           ----------            ----------            ----------
FROM OPERATIONS
   Net investment income (loss).....................................        $      (1)             $     --              $   228
   Net realized gain................................................            1,690                    --                  821
   Net unrealized depreciation......................................           (1,611)                   --                 (622)
                                                                            ---------              --------              -------
   Net increase in net assets resulting from operations.............               78                    --                  427
                                                                            ---------              --------              -------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            2,067                    --                3,791
   Participant transfers............................................           22,053                 2,352               24,405
   Participant withdrawals..........................................              (11)                   --                  (20)
                                                                            ---------              --------              -------
   Net increase in net assets resulting from participant transactions          24,109                 2,352               28,176
                                                                            ---------              --------              -------
   Net increase in net assets.......................................           24,187                 2,352               28,603
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                            ---------              --------              -------
   End of period....................................................        $  24,187              $  2,352              $28,603
                                                                            =========              ========              =======

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)

                                                                            STRATEGIC             ENHANCED
                                                                              THEME                INDEX
                                                                            SUBACCOUNT         SUBACCOUNT(1)
                                                                            ----------         -------------
FROM OPERATIONS
   Net investment income............................................          $   --               $   114
   Net realized gain................................................              63                   108
   Net unrealized appreciation (depreciation).......................             (64)                  200
                                                                              ------               -------
   Net increase (decrease) in net assets resulting from operations..              (1)                  422
                                                                              ------               -------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................             565                 1,339
   Participant transfers............................................              --                22,053
   Participant withdrawals..........................................             (14)                  (12)
                                                                              ------               -------
   Net increase in net assets resulting from participant transactions            551                23,380
                                                                              ------               -------
   Net increase in net assets.......................................             550                23,802
NET ASSETS
   Beginning of period..............................................               0                     0
                                                                              ------               -------
   End of period....................................................          $  550               $23,802
                                                                              ======               =======

                                                                              WANGER               WANGER
                                                                          INTERNATIONAL             U.S.
                                                                            SMALL CAP             SMALL CAP
                                                                            SUBACCOUNT           SUBACCOUNT
                                                                            ----------           ----------
FROM OPERATIONS
   Net investment loss..............................................          $   (2)              $    (6)
   Net realized loss................................................              (1)                   --
   Net unrealized appreciation (depreciation).......................             (64)                  755
                                                                              ------               -------
   Net increase (decrease) in net assets resulting from operations..             (67)                  749
                                                                              ------               -------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           4,877                 9,994
   Participant transfers............................................              --                24,405
   Participant withdrawals..........................................             (48)                 (173)
                                                                              ------               -------
   Net increase in net assets resulting from participant transactions          4,829                34,226
                                                                              ------               -------
   Net increase in net assets.......................................           4,762                34,975
NET ASSETS
   Beginning of period..............................................               0                     0
                                                                              ------               -------
   End of period....................................................          $4,762               $34,975
                                                                              ======               =======













(1) From inception September 22, 1997 to December 31, 1997

                        See Notes to Financial Statements

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Policies offered by the Account have a death benefit, cash surrender value and loan privileges. The Account was established January 1, 1987 and currently consists of 18 Subaccounts, that invest in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds").
   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Allocation Series seeks to provide a high level of total return through a flexible investment policy. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.
NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
   D. DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

SUBACCOUNT                                                                                       PURCHASES               SALES
----------                                                                                       ---------               -----
The Phoenix Edge Series Fund:
   Money Market...................................................................              $13,468,490           $5,460,529
   Growth.........................................................................                3,660,092              223,805
   Multi-Sector Fixed Income......................................................                  328,288               13,178
   Strategic Allocation...........................................................                  677,372               57,933
   International..................................................................                  983,435               12,278
   Balanced.......................................................................                  570,026               17,975
   Real Estate....................................................................                  222,910               22,782
   Strategic Theme................................................................                   38,634                1,393
   Aberdeen New Asia..............................................................                   10,270                  555
   Enhanced Index.................................................................                1,648,032               12,637
   Engemann Nifty Fifty...........................................................                  131,674                2,044
   Seneca Mid-Cap Growth..........................................................                   38,488                4,635
   Growth and Income..............................................................                  384,090                6,030
   Value Equity ..................................................................                  134,217                1,540
   Schafer Mid-Cap................................................................                   50,752                4,027
Wanger Advisors Trust:
   U.S. Small Cap.................................................................                  768,957               20,815
   International Small Cap........................................................                  164,182               27,805
Templeton Variable Products Series Fund:
   Asset Allocation...............................................................                    5,320                   92

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                              SUBACCOUNT
                                         ---------------------------------------------------------------------------------------
                                             MONEY                    MULTI-SECTOR      STRATEGIC
                                            MARKET        GROWTH      FIXED INCOME     ALLOCATION     INTERNATIONAL     BALANCED
                                            ------        ------      ------------     ----------     -------------     --------
Units outstanding, beginning of period      264,296        25,015              0             845          13,356          1,326
Participant deposits.................    10,657,870       154,376         44,395          85,800         116,169         78,559
Participant transfers................    (4,879,858)      565,855         96,880         112,169         271,983        213,909
Participant withdrawals..............      (442,264)      (17,178)        (2,617)         (2,827)         (5,051)       (10,157)
                                         ----------       -------        -------         -------         -------        -------
Units outstanding, end of period.....     5,600,044       728,068        138,658         195,987         396,457        283,637
                                         ==========       =======        =======         =======         =======        =======

                                                                                                                         SENECA
                                                         STRATEGIC       ABERDEEN       ENHANCED        ENGEMANN         MID-CAP
                                          REAL ESTATE      THEME         NEW ASIA         INDEX        NIFTY FIFTY       GROWTH
                                          -----------    ---------       --------       --------       -----------       -------
Units outstanding, beginning of period       18,097           474              0          22,332               0              0
Participant deposits.................        60,088        10,398          5,305         132,489           2,621         17,030
Participant transfers................       100,427        16,487         10,439       1,146,212         144,169         20,379
Participant withdrawals..............       (16,577)       (1,253)          (780)        (16,666)         (2,259)        (2,028)
                                            -------       -------        -------       ---------         -------        -------
Units outstanding, end of period.....       162,035        26,106         14,964       1,284,367         144,531         35,381
                                            =======       =======        =======       =========         =======        =======

                                                                                         WANGER          WANGER        TEMPLETON
                                             GROWTH        VALUE         SCHAFER          U.S.        INTERNATIONAL      ASSET
                                           AND INCOME      EQUITY        MID-CAP        SMALL CAP       SMALL CAP     ALLOCATION
                                           ----------     -------        -------        ---------     ------------    ----------
Units outstanding, beginning of period            0             0              0          26,246           4,745              0
Participant deposits.................        54,019         5,660         22,057         156,203          53,724            100
Participant transfers................       320,885       147,098         36,037         417,348          73,142          5,318
Participant withdrawals..............        (6,996)       (1,955)        (4,536)        (29,115)         (5,632)          (194)
                                            -------       -------        -------         -------         -------        -------
Units outstanding, end of period.....       367,908       150,803         53,558         570,682         125,979          5,224
                                            =======       =======        =======         =======         =======        =======

                                       11

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--POLICY LOANS
   Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 75% of a policy's cash value during the first three policy years and up to 90% of cash value thereafter, with interest of 8% due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 7.25%. Loan repayments result in a transfer of collateral back to the Account.

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $116,673 during the period ended December 31, 1998.
   Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any unpaid acquisition expense allowance is deducted from the policy value and paid to Phoenix.
   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.
   An acquisition expense allowance is paid to Phoenix over a ten-year period from contract inception by a withdrawal of units. The acquisition expense allowance consists of a sales loan of 5.5% of the issue premium to compensate Phoenix for distribution expenses incurred, an issue administration charge of 1.0% of the issue premium to compensate Phoenix for underwriting and start-up expenses and premium taxes which currently range from 0.75% to 4% of premiums paid based on the state where the policyowner resides. In the event of a surrender before ten years, the unpaid balance of the acquisition expense allowance is deducted and paid to Phoenix.
   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.50% of the average daily net assets of the Account for mortality and expense risks assumed.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers Logo]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Universal Life Account:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap and Templeton Asset Allocation (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.


[PricewaterhouseCoopers Signature]


PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103